Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Number of Warrants Value
Common Stocks - 97 .4%
Banks - 2 .6%
HDFC Bank Ltd. (ADR) 3,386 $ 187,889
Chemicals - 0 .3%
Calix Ltd.* 17,047 18,988
Containers & Packaging - 2 .3%
DS Smith plc 46,949 168,959
Electric Utilities - 5 .8%
Hydro One Ltd. 3,141 93,803
SSE plc 15,401 330,469
424,272
Electrical Equipment - 11 .4%
Legrand SA 2,548 249,763
Prysmian SpA 3,717 165,501
Schneider Electric SE 2,143 425,761
841,025
Electronic Equipment, Instruments & Components - 8 .2%
Keyence Corp. 300 136,645
Murata Manufacturing Co. Ltd. 14,300 294,951
Shimadzu Corp. 6,000 168,661
600,257
Entertainment - 3 .9%
Nintendo Co. Ltd. 5,000 284,248
Health Care Equipment & Supplies - 3 .7%
Fisher & Paykel Healthcare Corp. Ltd. 9,584 139,639
Nanosonics Ltd.* 21,584 42,519
Siemens Healthineers AG (144A) 1,546 87,091
269,249
Health Care Providers & Services - 0 .5%
New Horizon Health Ltd. (144A)* 16,866 36,592
Independent Power and Renewable Electricity Producers - 5 .5%
Boralex, Inc. - Class A 12,608 306,035
Innergex Renewable Energy, Inc. 14,597 100,296
406,331
Insurance - 12 .9%
AIA Group Ltd. 30,762 239,847
Allianz SE (Registered) 1,144 307,934
Intact Financial Corp. 2,562 403,174
950,955
IT Services - 2 .1%
CGI, Inc.* 1,373 154,724
Leisure Products - 2 .8%
Shimano, Inc. 900 131,483
Yamaha Corp. 3,500 78,201
209,684
Machinery - 3 .0%
Knorr-Bremse AG 3,497 218,572
Pharmaceuticals - 0 .9%
Novo Nordisk A/S - Class B 606 68,426
Professional Services - 8 .3%
SMS Co. Ltd. 5,000 91,928
TechnoPro Holdings, Inc. 10,200 239,413
Wolters Kluwer NV 1,861 275,936
607,277

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Number of Warrants Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 13 .4%
ASML Holding NV 536 $ 464,736
Infineon Technologies AG 9,391 344,232
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 1,587 179,267
988,235
Software - 9 .2%
Constellation Software, Inc. 138 383,809
Kinaxis, Inc.* 1,212 148,519
Rakus Co. Ltd. 8,800 147,946
680,274
Textiles, Apparel & Luxury Goods - 0 .6%
Puma SE 1,088 44,437
Total Common Stocks (cost $8,274,368) 7,160,394
Warrants - 0.0%
Software - 0.0%
Constellation Software, Inc., expires 3/31/40 *
,¢
(cost $0) 112 0
Investment Companies - 2 .4%
Money Market Funds - 2 .4%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
5.1900%
∞
(cost $178,016) 178,016 178,016
Total Investments (total cost $ 8,452,384 ) - 99 .8% 7,338,410
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 12,035
Net Assets - 100.0% $7,350,445
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Canada $ 1,590,360 21 .7%
Japan 1,573,476 21 .4
Germany 1,002,266 13 .7
Netherlands 740,672 10 .1
France 675,524 9 .2
United Kingdom 499,428 6 .8
Hong Kong 239,847 3 .3
India 187,889 2 .6
Taiwan 179,267 2 .4
United States 178,016 2 .4
Italy 165,501 2 .3
New Zealand 139,639 1 .9
Denmark 68,426 0 .9
Australia 61,507 0 .8
China 36,592 0 .5
Total $ 7,338,410 100 .0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2024 is $0, which represents 0.0% of net assets.
∞ Rate shown is the 7-day yield as of January 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $217,486 which represents 3.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 7,160,394 $ — $ —
Warrant
(a)
— — 0
Investment Companies 178,016 — —
Total Assets $ 7,338,410 $ — $ 0
(a) There is a security in this category that has a market value of zero.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
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